Schedule of Investments (unaudited) September 30, 2019	BlackRock Asian Dragon Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 92.1%

China — 36.5%
Alibaba Group Holding Ltd. — ADR(a)	33,325	$5,572,940
Asymchem Laboratories Tianjin Co. Ltd., Class A	8,000	132,044
China Construction Bank Corp., Class H	1,222,000	931,114
China Oilfield Services Ltd., Class H	1,610,000	1,925,196
China Resources Land Ltd.	526,000	2,203,216
China Vanke Co. Ltd., Class H	555,233	1,932,363
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,121,000	596,828
Ctrip.com International Ltd. — ADR(a)(c)	48,901	1,432,310
Geely Automobile Holdings Ltd.	1,094,000	1,859,166
Guangshen Railway Co. Ltd., Class H	2,788,000	881,938
Hangzhou Tigermed Consulting Co. Ltd., Class A	195,800	1,701,559
Jiangsu Hengli Hydraulic Co. Ltd., Class A	24,600	132,928
Li Ning Co. Ltd.	805,082	2,309,794
Meituan Dianping, Class B(a)	193,800	1,979,352
Momo, Inc., ADR(a)	69,874	2,164,697
NetEase, Inc. — ADR	12,134	3,229,828
New Oriental Education & Technology Group, Inc. — ADR(a)	28,922	3,203,401
Ping An Insurance Group Co. of China Ltd., Class H	347,000	3,988,316
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	70,396	1,821,003
SJM Holdings Ltd.	1,279,000	1,214,695
Tencent Holdings Ltd.	216,000	9,034,824
Yum China Holdings, Inc.	78,770	3,578,521

		51,826,033

Hong Kong — 8.9%
AIA Group Ltd.	282,800	2,667,098
BOC Hong Kong Holdings Ltd.	397,000	1,347,108
Budweiser Brewing Co. APAC Ltd.(a)(b)	659,400	2,372,517
CK Asset Holdings Ltd.	479,500	3,248,655
Link REIT	274,000	3,022,456

		12,657,834

India — 14.8%
Axis Bank Ltd.	159,237	1,540,984
Bharti Airtel Ltd.	529,016	2,742,217
Fortis Healthcare Ltd.(a)	776,510	1,482,066
Godrej Industries Ltd.	220,623	1,272,194
Havells India Ltd.	107,329	1,088,797
IndusInd Bank Ltd.	72,531	1,417,815
Jindal Steel & Power Ltd.(a)	695,994	1,018,748
Larsen & Toubro Ltd.	165,848	3,452,552
Mahindra & Mahindra Financial Services Ltd.	360,182	1,669,580
Oberoi Realty Ltd.	95,611	685,408
Tech Mahindra Ltd.	301,871	3,045,427

Security	Shares	Value

India (continued)
UPL Ltd.	189,643	$1,617,036

		21,032,824

Indonesia — 5.4%
Astra International Tbk PT	3,391,100	1,576,655
Bank Central Asia Tbk PT	1,696,700	3,627,490
Bank Mandiri Persero Tbk PT	3,268,800	1,607,779
Cikarang Listrindo Tbk PT(b)	10,227,452	835,776

		7,647,700

Malaysia — 1.1%
Malaysia Airports Holdings Bhd	731,200	1,510,504

Singapore — 2.4%
Oversea-Chinese Banking Corp. Ltd.	7,527	59,173
Singapore Telecommunications Ltd.	1,468,300	3,294,471

		3,353,644

South Korea — 10.7%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	50,198	1,281,117
Doosan Bobcat, Inc.	86,611	2,560,877
NCSoft Corp.	7,064	3,076,043
Samsung Biologics Co. Ltd.(a)(b)	5,731	1,470,937
Samsung Electronics Co. Ltd.	165,501	6,776,277

		15,165,251

Taiwan — 5.8%
Merry Electronics Co. Ltd.	228,285	1,116,516
Nanya Technology Corp.	666,000	1,729,859
Taiwan Semiconductor Manufacturing Co. Ltd.	616,000	5,471,022

		8,317,397

Thailand — 4.6%
Bangkok Dusit Medical Services PCL, NVDR	2,148,400	1,699,692
Land & Houses PCL, Foreign Registered Shares	4,305,400	1,349,579
Land & Houses PCL — NVDR	1,044,400	327,687
Thai Beverage PCL	4,866,300	3,116,122

		6,493,080

United Kingdom — 1.9%
Prudential PLC	149,041	2,700,805

Total Common Stocks — 92.1% (Cost — $117,913,309)		130,705,072

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Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Asian Dragon Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Participation Notes — 0.9%

China — 0.9%
Deutsche Bank AG (Jiangsu Hengli Hydraulic Co. Ltd.), due 05/11/27(a)	230,210	$1,241,607

Total Participation Notes — 0.9% (Cost — $530,691)		1,241,607

Preferred Stocks — 3.7%

China — 2.1%
Xiaoju Kuaizhi, Inc.,(d)(e):
Series A-17 (Acquired 07/28/15, cost $1,202,337)	43,839	2,232,720
Series A-18 (Acquired 5/23/16, cost $592,482)	15,499	789,364

		3,022,084

South Korea — 1.6%
Samsung Electronics Co. Ltd., Preference Shares	66,657	2,200,286

Total Preferred Stocks — 3.7% (Cost — $4,398,681)		5,222,370

Total Long-Term Investments — 96.7% (Cost — $122,842,681)		137,169,049

Security	Shares	Value

Short-Term Securities — 4.6%

Money Market Securities — 4.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%(f)(h)	5,542,845	$5,542,845
SL Liquidity Series, LLC, Money Market Series, 2.13%(f)(g)(h)	1,017,969	1,018,172

Total Money Market Securities — 4.6% (Cost — $6,561,067)		6,561,017

Time Deposits — 0.0%

Hong Kong — 0.0%
BNP Paribas SA, 0.31%, 10/01/19	HKD 102,320	13,055

Total Time Deposits — 0.0% (Cost — $13,055)		13,055

Total Short-Term Securities — 4.6% (Cost — $6,574,122)		6,574,072

Total Investments — 101.3% (Cost — $129,416,803)		143,743,121

Liabilities in Excess of Other Assets — (1.3)%		(1,802,805)

Net Assets — 100.0%		$141,940,316

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion of the security, is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,022,084, representing 2.1% of its net assets as of period end, and an original cost of $1,794,819.

(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(h)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	5,542,845	5,542,845	$5,542,845	$58,344		$—	$—
SL Liquidity Series, LLC, Money Market Series	67,048	950,921	1,017,969	1,018,172	7,850	(b)	864	(50)

				$6,561,017	$66,194		$864	$(50)

(a)	Includes net capital gain distributions, if applicable.
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Asian Dragon Fund, Inc.

Currency Abbreviations

HKD — Hong Kong Dollar

Portfolio Abbreviations

ADR — American Depositary Receipts

NVDR — Non-voting Depository Receipts

PCL — Public Company Limited

REIT — Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
China	$19,181,697	$32,644,336	$—	$51,826,033
Hong Kong	2,372,517	10,285,317	—	12,657,834
India	—	21,032,824	—	21,032,824
Indonesia	835,776	6,811,924	—	7,647,700
Malaysia	—	1,510,504	—	1,510,504
Singapore	—	3,353,644	—	3,353,644
South Korea	—	15,165,251	—	15,165,251
Taiwan	—	8,317,397	—	8,317,397
Thailand	—	6,493,080	—	6,493,080
United Kingdom	—	2,700,805	—	2,700,805
Participation Notes	—	1,241,607	—	1,241,607

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Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Asian Dragon Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Preferred Stocks(a)	—	2,200,286	3,022,084	5,222,370
Short-Term Securities:
Money Market Fund	5,542,845	—	—	5,542,845
Time Deposits	—	13,055	—	13,055

Subtotal	$27,932,835	$111,770,030	$3,022,084	$142,724,949

Investments Valued at Net Asset Value (“NAV”)(b)				1,018,172

Total Investments				$143,743,121

(a)	See above Schedule of Investments for values in each country. Investments categorized as Level 1 & 2 are included in country type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks
Assets:
Opening Balance, as of December 31, 2018	$2,669,617
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	352,467
Purchases	—
Sales	—

Closing Balance as of September 30, 2019	$3,022,084

Net change in unrealized appreciation (depreciation) on investments still held at September 30,2019(a)	$352,467

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs
Assets:
Preferred Stocks(a)	$3,022,084	Market	Recent Transactions	(b)

(a)

For the period end September 30, 2019, the valuation technique for investments classified as Preferred Stocks amounting to $3,022,084 changed to Transaction Price approach. The investments were previously valued utilizing Current Value approach. The change was due to consideration of the information that was available at the time the investments were valued.

(b)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

4